Subsequent Events (Details)	1 Months Ended
	Nov. 30, 2020 USD ($) option	Oct. 31, 2020	May 31, 2020 USD ($)	Aug. 31, 2019 USD ($)
Revolving Credit Facility Issuance | Golar LNG Partners
Subsequent Event [Line Items]
Origination of line of credit to related party			$ 25,000,000.0
Payments to fund line of credit to related party			$ 15,000,000.0
London Interbank Offered Rate (LIBOR) | Revolving Credit Facility Issuance | Golar LNG Partners
Subsequent Event [Line Items]
Debt instrument, basis spread on variable rate			5.00%
Revolving Credit Facility | Term Loan Facility
Subsequent Event [Line Items]
Debt instrument, face amount				$ 150,000,000
Subsequent Event | Revolving Credit Facility Issuance | Golar LNG Partners
Subsequent Event [Line Items]
Origination of line of credit to related party	$ 15,000,000.0
Payments to fund line of credit to related party	$ 5,000,000.0
Subsequent Event | London Interbank Offered Rate (LIBOR) | Revolving Credit Facility Issuance | Golar LNG Partners
Subsequent Event [Line Items]
Debt instrument, basis spread on variable rate	5.00%
Subsequent Event | Revolving Credit Facility | Corporate Revolving Credit Facility
Subsequent Event [Line Items]
Debt instrument, face amount	$ 100,000,000
Debt instrument, term	366 days
Number of extensions | option	2
Extension term	366 days
Subsequent Event | Revolving Credit Facility | Corporate Revolving Credit Facility | London Interbank Offered Rate (LIBOR)
Subsequent Event [Line Items]
Debt instrument, basis spread on variable rate	5.00%
Subsequent Event | Golar Seal | CCBFL Agreement | Variable Interest Entity, Primary Beneficiary
Subsequent Event [Line Items]
Term extension requirement		4 years
Put option extension	1 year
Gimi Conversion | Subsequent Event
Subsequent Event [Line Items]
Project extension		11 months